UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE  68130

________________________________________________________________________

(Address of principal executive offices)  (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (402) 895-1600

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD:

Alternative Avenue Fund

Alternative Avenue Fund did not commence operations during the annual period ended June 30, 2013 and therefore did not vote any proxies.

Belvedere Alternative Income Fund

Belvedere Alternative Income Fund did not vote any proxies during the annual period ended June 30, 2013.

LJM Preservation and Growth Fund

LJM Preservation and Growth Fund did not vote any proxies during the annual period ended June 30, 2013.

LJM Income Plus Fund

LJM Income Plus Fund did not commence operations during the annual period ended June 30, 2013 and therefore did not vote any proxies.

Anfield Universal Fixed Income Fund

Anfield Universal Fixed Income Fund did not vote any proxies during the annual period ended June 30, 2013.

Charioteer Mortgage Income Fund

Charioteer Mortgage Income Fund did not commence operations during the annual period ended June 30, 2013 and therefore did not vote any proxies.

Superfund Managed Futures Strategy Fund

Superfund Managed Futures Strategy Fund did not commence operations during the annual period ended June 30, 2013 and therefore did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Two Roads Shared Trust

By (Signature and Title)      /s/ Andrew Rogers

Andrew Rogers, President

Date:  August 23, 2013